Property and Equipment, Net	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Property and Equipment, Net

Note 5: Property and Equipment, Net

Property and equipment, net consist of the following as of December 31, 2019 and September 30, 2020:

	December 31,	September 30,
	2019	2020
Land	$2,811	$2,811
Building and improvements	31,619	32,803
Computer equipment and software	47,472	50,087
Furniture, fixtures, and equipment	12,593	12,930
Aircraft	3,910	4,075
Other	79	58
Property and equipment, at cost	98,484	102,764
Less accumulated depreciation	(68,852)	(73,432)
Total property and equipment, net	$29,632	$29,332

Depreciation expense was $7,212 and $7,556 for the nine months ended September 30, 2019 and 2020, respectively.

Note 5: Property and Equipment, Net

Property and equipment, net consist of the following at December 31, 2018 and 2019:

	As of December 31,
	2018	2019
Land	$2,811	$2,811
Building and improvements	30,585	31,619
Computer equipment and software	46,938	47,472
Furniture, fixtures, and equipment	11,595	12,593
Aircraft	3,910	3,910
Other	61	79
Property and equipment, at cost	95,900	98,484
Less accumulated depreciation	(66,507)	(68,852)
Total property and equipment, net	$29,393	$29,632

Depreciation expense for the years ended December 31, 2018 and 2019 was $9,300 and $9,813, respectively.